Lehman Brothers Income Funds(R)
Supplemental to the Prospectuses dated February 28, 2008
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TRUST CLASS AND INSTITUTIONAL CLASS SHARES

Lehman Brothers Strategic Income Fund

THE FOLLOWING SENTENCE CLARIFIES WHEN THE FUND WILL DECLARE AND PAY DIVIDENDS AND AMENDS THE SECTION ENTITLED "DISTRIBUTION AND TAXES" FOR EACH PROSPECTUS:

Effective April 1, 2008, Lehman Brothers Strategic Income Fund will ordinarily declare income dividends daily and pay them monthly.

THE DATE OF THIS SUPPLEMENT IS MARCH 31, 2008.












LEHMAN BROTHERS ASSET MANAGEMENT

NB
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